Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries and Step-Down Subsidiaries	As at December 31, 2023, following are the list of subsidiaries and step-down subsidiaries:
Name of Entity	Place of Incorporation	Investor Entity
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.
Zoomcar India Private Limited	India	Zoomcar, Inc.
Zoomcar Netherlands Holding B. V	Netherlands	Zoomcar, Inc.
Fleet Holding Pte ltd	Singapore	Zoomcar, Inc.
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte ltd
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte ltd
As at March 31, 2023, following are the list of subsidiaries and step-down subsidiaries:
Name of Entity	Place of Incorporation	Investor Entity
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.
Zoomcar India Private Limited	India	Zoomcar, Inc.
Zoomcar Netherlands Holding B.V	Netherlands	Zoomcar, Inc.
Fleet Holding Pte ltd	Singapore	Zoomcar, Inc.
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte ltd
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte ltd